Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 25,839	$ 19,442	$ 15,334
Foreign	6,008	4,803	5,323
Income before taxes on income	$ 31,847	$ 24,245	$ 20,657